Significant Acquisition Transactions - Schedule of Business Acquisitions (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended	60 Months Ended
		Jul. 31, 2021	Mar. 31, 2022	Jul. 31, 2026	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill			¥ 63,460		¥ 0	¥ 0
Customer Relationships
Business Acquisition [Line Items]
Estimated useful lives				5 years
Technology-Based Intangible Assets
Business Acquisition [Line Items]
Estimated useful lives				5 years
Ruisha Technology
Business Acquisition [Line Items]
Net assets acquired	[1]	¥ 12,639
Goodwill	[2]	63,460
Deferred tax liabilities		(12,350)
Non-controlling interests	[3]	(44,993)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total		68,156
Total purchase price is comprised of:
-fair value of previously held equity interests			18,156
- cash consideration		50,000	50,000
Total			¥ 68,156
Ruisha Technology | Customer Relationships
Business Acquisition [Line Items]
Amortizable intangible assets		39,500
Ruisha Technology | Technology-Based Intangible Assets
Business Acquisition [Line Items]
Amortizable intangible assets		¥ 9,900

[1]	Net assets acquired primarily included cash and cash equivalents of RMB13,868, prepayments, receivables and other current assets of RMB8,427, property and equipment of RMB91, intangible assets, net of RMB39, other non-current assets, net of RMB91, accounts payable of RMB465, salaries and welfare payable of RMB123, advances from customers of RMB156, taxes payable of RMB277, accruals and other current liabilities of RMB8,617 and non-current liabilities of RMB239 as of the date of the acquisition.
[2]	Goodwill arising from this acquisition was attributable to the synergies expected from using the operating experience of Ruisha Technology to boost the Company’s 2B business (Note 14).
[3]	Fair value of the non-controlling interests was estimated based on the equity value of Ruisha Technology derived by the purchase consideration, adjusted for a discount for control premium.